REGULATORY FRAMEWORK, General Framework of the Natural Gas Transportation Segment (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 ARS ($)	Apr. 01, 2019	Oct. 02, 2018	Sep. 04, 2018	Apr. 01, 2018	Dec. 01, 2017	Apr. 02, 2017	Mar. 30, 2017	Apr. 02, 2016	Jun. 05, 2015	Aug. 01, 2014	Jun. 01, 2014	Apr. 01, 2014
General aspects [Abstract]
Original license period	35 years
License period, renewal	10 years
License period, after renewal	45 years
Tariff situation [Abstract]
Natural gas transportation tariffs period, condition one	semi-annually
Natural gas transportation tariffs period, condition two	5 years
Conversion rate of exchange for tariffs	1
Number of years for negotiations under transitional agreement	17 years
Transitional Agreement [Abstract]
Percentage of increase in tariff			19.70%	30.00%							20.00%	14.00%	8.00%
Percentage of increase in tariff on service for natural gas transportation						81.10%	64.20%	214.20%		44.30%
Percentage of increase in tariff on access and use						29.70%		37.00%		73.20%
Percentage of tariff increase on public service of Natural Gas Transportation and CAU					50.00%				200.10%
Investment plan period	5 years
Five Year Plan investment amount	$ 6,786,543
Subsequent Event [Member]
Transitional Agreement [Abstract]
Percentage of increase in tariff		26.00%